Earnings Per Share, Share Repurchases and Dividends on Common Stock Share Repurchases (Details 1) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended			33 Months Ended	42 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Sep. 30, 2019	Dec. 04, 2018	Sep. 16, 2015
Stock Repurchase [Line Items]
Shares Repurchased	3.2	3.8	1.6
September 2015 Share Repurchase Original Authorization
Stock Repurchase [Line Items]
Amount Authorized							$ 4,000
Total Shares Retired					14.5
Average Price Per Share					$ 255.04
Shares Repurchased	3.2	3.8	1.6
Amount repurchased				$ 3,700
Amount remaining under authorization for share repurchases	$ 300
December 2018 Share Repurchase Program Original Authorization
Stock Repurchase [Line Items]
Amount Authorized						$ 3,000
Total Shares Retired	0.0
Average Price Per Share	$ 0
Shares Repurchased	0.0	0.0	0.0